Warrant liabilities	12 Months Ended
Feb. 28, 2022
Warrant Liabilities [Abstract]
Warrant liabilities
19	Warrant liabilities

As of February 28, 2022, the Company had 25,300,000 public warrants and 681,000 private warrants outstanding.

Pursuant to the Business Combination Agreement, the outstanding warrants of Netfin to purchase a Class A Share were assumed by the Company on identical terms. The warrants entitle the holder to purchase one ordinary share of the Company at an exercise price of US$11.50 per share at any time on or after 30 days after the Business Combination and on or prior to 5 years after the date on which the Company completes the Business Combination. The warrants were listed on Nasdaq under the symbol TRITW.

The Company determined that these warrants are puttable for cash upon a fundamental transaction at the option of the holder and as such required classification as a liability.  The outstanding warrants are recognised as a warrant liability on the statement of financial position and are measured at their inception date fair value and subsequently re-measured at each reporting period with changes being recorded as component of other income/(loss) in profit or loss.

The fair value of warrant liabilities was measured using Black-Scholes model. Significant inputs into the model at the inception and reporting period measurement dates are as follows (exercise and stock price in US$):

	As of February 28, 2022	As of February 28, 2021
Exercise price (1)	11.50	11.50
Stock price (2)	1.64	7.13
Expected life (years)	3.69	4.70
Volatility (3)	38.11%	42.03%
Risk-free interest rate (4)	1.64%	0.68%
Dividend yield	0.0%	0.0%

(1)	Based on the terms provided in the warrant agreement dated July 30, 2019.
(2)	Based on the trading value of common stock of Triterras, Inc. as of each presented period ending date.

(3)	Based on Peer Volatility Analysis over each respective remaining contractual term.
(4)	Based on published US Treasury spot rates as of each presented period ending date and correspond with the remaining contractual term.

The following table presents the changes in fair value of warrant liabilities:

	Public	Private placement	Warrant liabilities
	US$	US$	US$
Initial measurements as of November 10, 2021	66,792,000	3,131,483	69,923,483
Change in valuation inputs	(24,035,000)	(2,076,685)	(26,111,685)
Fair value as of February 28, 2021	42,757,000	1,054,798	43,811,798
Change in valuation inputs	(39,721,000)	(1,051,657)	(40,772,657)
Fair value as of February 28, 2022	3,036,000	3,141	3,039,141

The measurement of the public warrants is classified as Level 1 due to the use of an observable market quote in an active market under the ticker TRITW. The quoted price of the public warrant was US$1.64 as of February 28, 2022, as that was the last day of trading day on the NASDAQ (February 28, 2021: US$1.69).

The private placement warrants are considered Level 2 liabilities in the fair value hierarchy as the determination of fair value includes various assumptions about future activities and the Company’s stock prices and historical volatility as inputs. As of February 28, 2022, none of the warrants have been exercised.

As a result of the delisting of the Company’s securities by NASDAQ, valuations of the Company’s warrants, after the date of the delisting, will be valued using Level 3 inputs until such time that there is an observable market quote for the Company’s warrants.